Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	1,080,092	1,080,092	1,080,092
Preferred stock, shares outstanding	1,080,092	1,080,092	1,080,092
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	8,603,025	6,562,735	5,762,735
Common stock, shares outstanding	8,603,025	6,562,735	5,762,735
Accumulated amortization costs		$ 0	$ 0